Note 1 - Organization and Summary of Significant Accounting Policies: Nature of Operations and Going Concern (Policies)	3 Months Ended
Mar. 13, 2012
Policies
Nature of Operations and Going Concern

Nature of Operations and Going Concern

The accompanying financial statements have been prepared on the basis of accounting principles applicable to a “going concern”, which assume that Blue Bull Ventures, B.V. (hereto referred to as the “Company”) will continue in operation for at least one year and will be able to realize its assets and discharge its liabilities in the normal course of operations.

The Company has no revenues as of March 13, 2012 and requires additional financing in order to finance its business activities on an ongoing basis.  The Company is actively pursuing alternative financing and has had discussions with various third parties, although no firm commitments have been obtained.  In the interim, shareholders of the Company have committed to meeting its operating expenses.  Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide them with the opportunity to continue as a “going concern”.

These financial statements do not reflect adjustments that would be necessary if the Company were unable to continue as a “going concern”.  While management believes that the actions already taken or planned, will mitigate the adverse conditions and events which raise doubt about the validity of the “going concern” assumption used in preparing these financial statements, there can be no assurance that these actions will be successful.

If the Company were unable to continue as a “going concern,” then substantial adjustments would be necessary to the carrying values of assets, the reported amounts of its liabilities, the reported revenues and expenses, and the balance sheet classifications used.

On March 21, 2012, the Company signed an acquisition agreement with Total-Invest International B.V. (sole owner of Blue Bull Ventures B.V.) and Pegasus Tel, Inc. (Pegasus) whereby Pegasus issued 2,436,453 series D preferred shares to acquire 100% of the outstanding stock of Blue Bull Ventures B.V.  Blue Bull Ventures B.V. was created on February 1, 2012 and at the date of acquisition the only asset was approximately $24,000 (€18.131) in a bank account.

For accounting purposes, the shares exchange has been treated as a reverse merger since the acquired entity now forms the basis for operations and the transaction resulted in a change of control.  Accordingly, a new reporting entity was created and Blue Bull Ventures B.V. is treated as the successor issuer for reporting purposes.